iShares
®
International Developed Real Estate ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  16 .5%
Abacus Group ........................... 50,252 $ 40,399
Abacus Storage King ...................... 48,236 51,899
Arena REIT ............................. 45,786 112,752
Aspen Group Ltd. ........................ 24,386 88,805
BWP Property Group Ltd. ................... 66,497 172,773
Centuria Industrial REIT .................... 74,100 167,429
Centuria Office REIT ...................... 57,124 42,364
Charter Hall Group ........................ 55,871 889,758
Charter Hall Long Wale REIT ................. 81,319 219,948
Charter Hall Retail REIT .................... 68,197 185,709
Charter Hall Social Infrastructure REIT .......... 39,391 79,619
Cromwell Property Group ................... 197,068 56,194
Dexus ................................ 125,547 585,710
Dexus Industria REIT ...................... 38,244 68,228
DigiCo Infrastructure REIT ................... 49,629 88,468
Goodman Group ......................... 236,643 5,027,168
GPT Group (The) ......................... 228,561 839,736
Growthpoint Properties Australia Ltd. ............ 31,675 50,434
HomeCo Daily Needs REIT .................. 209,116 187,641
Ingenia Communities Group ................. 47,686 156,353
Lifestyle Communities Ltd.
(a)
................. 11,534 44,272
Mirvac Group ........................... 468,746 650,979
National Storage REIT ..................... 143,999 275,951
NEXTDC Ltd.
(a)
.......................... 75,812 700,466
Region Group ........................... 138,135 221,561
Scentre Group ........................... 621,481 1,761,258
Stockland .............................. 287,293 1,074,937
Vicinity Ltd. ............................. 456,997 779,659
Waypoint REIT Ltd. ....................... 74,224 126,519
14,746,989
a
Austria  —  0 .1%
CA Immobilien Anlagen AG .................. 3,663 109,303
a
Belgium  —  2 .9%
Aedifica SA ............................. 5,659 498,320
Ascencio .............................. 713 46,748
Care Property Invest N.V.
(b)
.................. 4,989 72,285
Cofinimmo SA ........................... 4,568 474,982
Home Invest Belgium SA .................... 1,162 26,006
Montea N.V. ............................ 2,467 208,958
Retail Estates N.V. ........................ 1,361 104,317
Shurgard Self Storage Ltd. .................. 3,816 138,512
Vastned N.V.
(a)
........................... 970 34,494
VGP N.V. .............................. 1,605 196,828
Warehouses De Pauw CVA .................. 21,982 622,874
Xior Student Housing N.V. ................... 4,612 153,491
2,577,815
a
Canada  —  5 .5%
Allied Properties REIT
(b)
.................... 14,933 154,084
Boardwalk Real Estate Investment Trust ......... 4,842 244,829
Canadian Apartment Properties REIT ........... 18,672 528,765
Chartwell Retirement Residences .............. 36,039 535,166
Choice Properties REIT
(b)
................... 33,135 370,857
Crombie REIT ........................... 12,860 147,333
Dream Industrial Real Estate Investment Trust ..... 34,149 322,518
First Capital Real Estate Investment Trust ........ 25,142 365,410
Granite Real Estate Investment Trust ........... 7,169 462,525
H&R Real Estate Investment Trust ............. 30,825 243,358
InterRent REIT .......................... 16,127 157,877
Killam Apartment REIT
(b)
.................... 14,200 182,916
Northwest Healthcare Properties REIT .......... 26,477 108,696
Security Shares Value
a
Canada (continued)
Primaris Real Estate Investment Trust ........... 14,044 $ 170,696
RioCan REIT ............................ 35,322 506,101
SmartCentres Real Estate Investment Trust
(b)
...... 15,377 301,408
StorageVault Canada, Inc. ................... 26,317 95,863
4,898,402
a
Finland  —  0 .3%
Citycon OYJ
(a)
........................... 9,405 42,386
Kojamo OYJ
(a)
........................... 18,163 205,176
247,562
a
France  —  4 .7%
Altarea SCA ............................ 756 104,277
ARGAN SA ............................. 1,932 151,193
Carmila SA ............................. 7,457 144,296
Covivio SA ............................. 6,453 412,256
Gecina SA ............................. 6,088 559,190
ICADE
(a)
............................... 5,500 135,834
Klepierre SA ............................ 24,715 952,105
Mercialys SA ............................ 11,137 140,126
Unibail-Rodamco-Westfield .................. 14,521 1,605,513
4,204,790
a
Germany  —  4 .6%
Aroundtown SA
(a)
......................... 84,003 266,939
Deutsche EuroShop AG .................... 1,233 28,149
Deutsche Wohnen SE ..................... 5,905 146,812
Grand City Properties SA
(a)
.................. 8,209 92,004
Hamborner REIT AG ...................... 8,254 45,791
LEG Immobilien SE ....................... 9,017 651,998
TAG Immobilien AG ....................... 21,494 364,653
Vonovia SE ............................. 84,992 2,488,504
4,084,850
a
Hong Kong  —  9 .1%
Champion REIT .......................... 211,000 68,238
Fortune REIT ........................... 179,000 116,337
Henderson Land Development Co. Ltd.
(b)
......... 157,000 624,486
Hongkong Land Holdings Ltd. ................ 121,400 1,030,063
Hysan Development Co. Ltd. ................. 71,000 194,993
Link REIT .............................. 308,140 1,416,754
New World Development Co. Ltd.
(a)
............. 164,333 239,099
Prosperity REIT .......................... 155,000 29,171
Sino Land Co. Ltd. ........................ 430,800 648,315
Sun Hung Kai Properties Ltd. ................. 166,500 2,673,805
SUNeVision Holdings Ltd.
(b)
.................. 74,000 63,135
Sunlight REIT
(b)
.......................... 112,000 34,539
Swire Properties Ltd. ...................... 116,800 354,027
Wharf Real Estate Investment Co. Ltd. .......... 185,900 645,400
8,138,362
a
Ireland  —  0 .1%
Irish Residential Properties REIT PLC ........... 61,089 73,136
a
Israel  —  1 .3%
Amot Investments Ltd. ..................... 28,449 220,302
Azrieli Group Ltd. ......................... 4,388 588,453
Melisron Ltd. ............................ 2,891 378,772
1,187,527
a
Italy  —  0 .0%
Immobiliare Grande Distribuzione SIIQ SpA ....... 6,535 27,705
a
Japan  —  24 .8%
Activia Properties, Inc. ..................... 247 230,682
Advance Residence Investment Corp. ........... 311 337,526

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Japan (continued)
AEON REIT Investment Corp. ................ 203 $ 175,696
Comforia Residential REIT, Inc. ............... 237 171,172
CRE Logistics REIT, Inc. .................... 67 72,176
Daiwa House REIT Investment Corp. , Class A ..... 494 430,437
Daiwa Office Investment Corp. , Class A .......... 60 142,947
Daiwa Securities Living Investments Corp. , Class A .. 226 167,720
Frontier Real Estate Investment Corp. ........... 291 171,436
Fukuoka REIT Corp. ....................... 85 102,488
Global One Real Estate Investment Corp. ........ 112 98,819
GLP J-REIT ............................ 524 481,473
Hankyu Hanshin REIT, Inc. , Class A ............ 80 84,811
Health Care & Medical Investment Corp. ......... 40 31,289
Heiwa Real Estate Co. Ltd. .................. 4,800 70,240
Heiwa Real Estate REIT, Inc. ................. 119 117,339
Hoshino Resorts REIT, Inc. .................. 66 109,569
Hulic Co. Ltd. ........................... 55,300 659,005
Hulic REIT, Inc. .......................... 148 164,758
Ichigo Office REIT Investment Corp. ............ 105 65,934
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 284 275,037
Invincible Investment Corp. .................. 868 367,614
Japan Excellent, Inc. ...................... 132 127,599
Japan Hotel REIT Investment Corp. , Class A ...... 572 307,535
Japan Logistics Fund, Inc. ................... 304 198,602
Japan Metropolitan Fund Invest ............... 798 628,091
Japan Prime Realty Investment Corp. ........... 427 289,580
Japan Real Estate Investment Corp. ............ 797 643,015
KDX Realty Investment Corp. , Class A .......... 441 477,090
LaSalle Logiport REIT ...................... 194 196,901
Mirai Corp. ............................. 216 69,777
MIRARTH Real Estate Investment Corp. ......... 102 61,634
Mitsubishi Estate Co. Ltd. ................... 130,100 3,315,717
Mitsubishi Estate Logistics REIT Investment Corp. .. 156 132,638
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 278 248,432
Mitsui Fudosan Co. Ltd. .................... 311,500 3,571,940
Mitsui Fudosan Logistics Park, Inc. ............. 355 264,959
Mori Hills REIT Investment Corp. , Class A ........ 167 156,684
Mori Trust REIT, Inc. ....................... 278 139,654
Nippon Building Fund, Inc. ................... 941 872,858
Nippon Prologis REIT, Inc. ................... 860 501,829
NIPPON REIT Investment Corp. ............... 190 118,027
Nomura Real Estate Holdings, Inc. ............. 61,800 410,676
Nomura Real Estate Master Fund, Inc. .......... 489 528,377
NTT UD REIT Investment Corp. ............... 155 142,927
One REIT, Inc. ........................... 76 44,680
Orix JREIT, Inc. .......................... 621 415,897
Samty Residential Investment Corp. ............ 41 30,198
Sankei Real Estate, Inc. .................... 48 41,214
Sekisui House REIT, Inc. .................... 457 268,362
SOSiLA Logistics REIT, Inc. .................. 77 63,746
Star Asia Investment Corp. .................. 285 110,625
Starts Proceed Investment Corp. , Class A ........ 28 38,061
Sumitomo Realty & Development Co. Ltd. ........ 77,600 2,160,926
Tokyo Tatemono Co. Ltd. .................... 22,900 538,888
Tokyu REIT, Inc. ......................... 97 130,029
United Urban Investment Corp. ............... 361 417,077
22,192,413
a
Netherlands  —  0 .3%
Eurocommercial Properties N.V. ............... 5,069 149,531
NSI N.V. ............................... 1,770 38,841
Wereldhave N.V. ......................... 4,327 107,204
295,576
a
Security Shares Value
a
New Zealand  —  0 .6%
Argosy Property Ltd. ....................... 91,145 $ 64,093
Goodman Property Trust .................... 114,301 133,168
Kiwi Property Group Ltd. .................... 170,728 103,657
Precinct Properties Group
(b)
.................. 199,799 140,148
Stride Property Group ...................... 58,097 44,250
Vital Healthcare Property Trust ................ 52,761 62,741
548,057
a
Norway  —  0 .1%
Entra ASA
(c)
............................ 5,310 62,305
Public Property Invest A.S. .................. 18,192 45,101
107,406
a
Singapore  —  8 .5%
AIMS APAC REIT ........................ 72,526 85,682
CapitaLand Ascendas REIT .................. 443,890 993,363
CapitaLand Ascott Trust .................... 308,430 238,046
CapitaLand Integrated Commercial Trust ......... 707,403 1,328,081
CapitaLand Investment Ltd. .................. 270,700 655,399
CDL Hospitality Trusts
(b)
.................... 95,921 65,321
City Developments Ltd. ..................... 47,200 343,926
Digital Core REIT Management Pte Ltd. ......... 99,800 53,903
ESR-REIT ............................. 67,472 144,876
Far East Hospitality Trust ................... 113,300 54,369
Frasers Centrepoint Trust ................... 151,910 267,481
Frasers Logistics & Commercial Trust ........... 331,100 263,172
Keppel DC REIT ......................... 232,440 416,510
Keppel REIT ............................ 357,961 277,552
Lendlease Global Commercial REIT ............ 207,147 103,949
Mapletree Industrial Trust ................... 245,845 407,547
Mapletree Logistics Trust ................... 401,560 427,236
Mapletree Pan Asia Commercial Trust
(b)
.......... 266,417 305,541
OUE REIT ............................. 268,900 79,269
Parkway Life REIT ........................ 50,800 163,020
Starhill Global REIT ....................... 169,900 78,810
Stoneweg Europe Stapled Trust , NVS ........... 43,700 82,362
Suntec REIT ............................ 250,200 282,630
UOL Group Ltd. .......................... 54,500 465,461
7,583,506
a
South Korea  —  0 .3%
ESR Kendall Square REIT Co. Ltd. ............. 20,178 61,961
JR Global REIT .......................... 21,160 34,229
LOTTE REIT Co. Ltd. ...................... 17,685 53,533
Shinhan Alpha REIT Co. Ltd. ................. 13,857 55,947
SK REITs Co. Ltd. ........................ 23,008 88,874
294,544
a
Spain  —  1 .1%
Colonial SFL Socimi SA .................... 45,025 278,486
Merlin Properties Socimi SA ................. 44,854 667,571
946,057
a
Sweden  —  4 .7%
Atrium Ljungberg AB , Class B ................ 27,662 104,770
Castellum AB ........................... 40,792 504,281
Catena AB ............................. 5,047 261,988
Cibus Nordic Real Estate AB publ .............. 9,106 157,738
Corem Property Group AB , Class B ............ 90,245 41,842
Dios Fastigheter AB ....................... 11,948 86,532
Fabege AB ............................. 22,678 209,404
Fastighets AB Balder , Class B
(a)
............... 82,476 622,084
FastPartner AB , Class A .................... 5,846 30,059
Heba Fastighets AB , Class B ................. 6,034 20,419
Hufvudstaden AB , Class A ................... 12,214 168,776
Intea Fastigheter AB , Class B
(a)
............... 7,653 56,189

iShares
®
International Developed Real Estate ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Sweden (continued)
Logistea AB , Class B ...................... 32,968 $ 53,297
Neobo Fastigheter AB
(a)
.................... 9,731 20,453
NP3 Fastigheter AB ....................... 3,784 112,150
Nyfosa AB ............................. 18,822 149,629
Pandox AB , Class B ....................... 12,627 272,173
Platzer Fastigheter Holding AB , Class B ......... 7,475 62,271
Sagax AB , Class B ........................ 25,399 560,077
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 113,875 62,713
Stendorren Fastigheter AB
(a)
................. 2,022 44,456
Sveafastigheter AB
(a)
...................... 6,624 29,276
Swedish Logistic Property AB , Class B
(a)
......... 20,092 94,624
Wallenstam AB , Class B .................... 39,240 178,702
Wihlborgs Fastigheter AB ................... 31,957 330,182
4,234,085
a
Switzerland  —  4 .3%
Allreal Holding AG , Registered ................ 1,747 511,020
Hiag Immobilien Holding AG ................. 509 81,909
Intershop Holding AG ...................... 642 139,125
Investis Holding SA ....................... 232 46,517
Mobimo Holding AG , Registered ............... 886 446,176
Peach Property Group AG
(a)
.................. 5,263 39,510
PSP Swiss Property AG , Registered ............ 5,440 1,091,911
Swiss Prime Site AG , Registered .............. 9,062 1,542,720
3,898,888
a
United Kingdom  —  9 .5%
Abrdn European Logistics Income PLC
(c)
......... 37,287 13,674
AEW UK REIT PLC ....................... 14,713 21,743
Big Yellow Group PLC ..................... 22,202 314,287
British Land Co. PLC (The) .................. 115,753 660,247
Custodian Property Income REIT PLC ........... 50,495 58,592
Derwent London PLC ...................... 12,721 336,936
Grainger PLC ........................... 84,182 223,469
Great Portland Estates PLC .................. 46,422 237,571
Hammerson PLC ......................... 60,837 295,404
Helical PLC ............................. 12,614 33,280
Home REIT PLC
(a) (d)
....................... 191,393 25,377
Land Securities Group PLC .................. 88,366 788,705
Life Science REIT PLC
(a)
.................... 34,484 19,393
LondonMetric Property PLC .................. 266,940 732,774
NewRiver REIT PLC ....................... 45,191 44,894
Picton Property Income Ltd. .................. 61,023 69,306
PPHE Hotel Group Ltd. ..................... 2,766 67,767
Security Shares Value
a
United Kingdom (continued)
Primary Health Properties PLC ................ 301,525 $ 427,995
Regional REIT Ltd.
(c)
....................... 15,938 22,332
Residential Secure Income PLC
(c)
.............. 23,643 17,988
Safestore Holdings PLC .................... 25,482 288,361
Schroder REIT Ltd. ....................... 51,198 39,372
Segro PLC ............................. 160,665 1,673,901
Shaftesbury Capital PLC .................... 174,009 342,323
Sirius Real Estate Ltd. ..................... 177,346 238,425
Social Housing REIT PLC
(c)
.................. 43,216 43,700
Supermarket Income REIT PLC ............... 145,357 166,419
Target Healthcare REIT PLC ................. 73,862 105,124
Tritax Big Box REIT PLC .................... 290,823 660,147
UNITE Group PLC (The) .................... 56,152 436,716
Workspace Group PLC ..................... 15,688 90,053
8,496,275
a
Total Long-Term Investments — 99.3%
(Cost: $ 105,755,016 ) ................................ 88,893,248
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 2,230,305 2,231,420
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 157,342 157,342
a
Total Short-Term Securities — 2.7%
(Cost: $ 2,388,747 ) .................................. 2,388,762
Total Investments —  102.0%
(Cost: $ 108,143,763 ) ................................ 91,282,010
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (1,780,825)
Net Assets — 100.0% ................................. $ 89,501,185
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 1,300,934  $ 930,296
(a)
$ —  $ 40  $ 150  $ 2,231,420  2,230,305  $ 9,785
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 120,000  37,342
(a)
—  —  —  157,342  157,342  4,551  —
$ —  $ 40  $ 150
$ 2,388,762
$ 14,336  $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Developed Real Estate ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index ................................................................. 3 02/26/26 $ 108 $ (62)
Mini TOPIX Index ..................................................................... 8 03/12/26 185 7,673
Dow Jones U.S. Real Estate Index ......................................................... 10 03/20/26 366 5,519
Euro STOXX 50 Index ................................................................. 2 03/20/26 141 2,092
$ 15,222
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,916,610  $ 78,951,261  $ 25,377  $ 88,893,248
Short-Term Securities
Money Market Funds ...................................... 2,388,762  —  —  2,388,762
$ 12,305,372  $ 78,951,261  $ 25,377  $ 91,282,010
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 15,284  $ —  $ —  $ 15,284
Liabilities
Equity Contracts ........................................... (62) —  —  (62)
$ 15,222  $ —  $ —  $ 15,222
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust